Long-Term Debt and Other Borrowing Arrangements - Maturities on Outstanding Long-Term Debt and Other Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 2,500
2017	2,500
2018	52,500
2019	7,721
2020	233,965
Thereafter	1,453,835
Total	$ 1,727,782	$ 1,739,454